Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2023	Mar. 12, 2021	Mar. 12, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 08, 2021
Related Party Transaction
Proceed from promissory note - related party				$ 150,000		$ 212,215
Repayment of promissory note - related party						212,215
Investment of cash into Trust Account				150,000		333,500,000
Outstanding balance				150,000
Advances from related party				50,000
Advance amount of outstanding balance				50,000
Working capital loans warrant
Related Party Transaction
Outstanding balance of related party note				0	$ 0	$ 0
Sponsor
Related Party Transaction
Investment of cash into Trust Account	$ 150,000
Promissory Note - Sponsor, One
Related Party Transaction
Maximum borrowing capacity of related party promissory note							$ 300,000
Proceed from promissory note - related party			$ 212,215
Repayment of promissory note - related party		$ 212,215
Interest rate percentage	0.00%
Related Party Loans | Working capital loans warrant
Related Party Transaction
Loan conversion agreement warrant				$ 2,000,000	$ 2,000,000
Price of warrant				$ 1.50	$ 1.50
Proceeds held in trust account used to repay working capital loans					$ 0
Advances from Related Party | Sponsor
Related Party Transaction
Advance amount of outstanding balance				$ 50,000
Advances from Related Party | Sponsor | Working capital loans warrant
Related Party Transaction
Advances from related party				50,000
Repayment of related parties				$ 0
Advance amount of outstanding balance					$ 0
Promissory Note - Sponsor, Two
Related Party Transaction
Face amount of debt	$ 150,000
Interest rate percentage	0.00%
Outstanding balance	$ 150,000